Commitments - Related To Vessels Under Construction (Details) - USD ($) $ in Thousands	Mar. 08, 2016	Dec. 31, 2017
Samsung and Hyundai | Vessels under construction
Commitments related to vessels under construction
Capital commitment		$ 882,610
GAS-twenty two Ltd. and GAS-twenty three Ltd. | MSL
Commitments related to vessels under construction
Amount to be reimbursed for installation of reliquefaction plants on vessels, as a percent	50.00%
Aggregate commitment to be reimbursed per vessel	$ 3,200
Not later than one year | Samsung and Hyundai | Vessels under construction
Commitments related to vessels under construction
Capital commitment		553,812
Later than one year and not later than three years | Samsung and Hyundai | Vessels under construction
Commitments related to vessels under construction
Capital commitment		$ 328,798